SCHEDULE OF DEFERRED INCOME TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Fixed assets and intangible assets	$ (9,845)	$ (9,317)
Loss carryforward	7,710	6,247
Leases	(2,375)	(2,344)
Others	(170)	(102)
Less: valuation allowance	(4,889)	(4,805)
Deferred tax liabilities, net	$ (9,569)	$ (10,321)